Related Company Transactions - (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] Loan Agreement [Member]	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] Loan Agreement [Member] Loan Agreement 2009 [Member]	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] Loan Agreement [Member] Additional Amount [Member]	Sep. 28, 2012 Wholly-owned Subsidiary of KCS [Member] Unsecured Loans Payable [Member] LIBOR Plus Percent [Member] Loan Agreement [Member]	Sep. 26, 2011 Wholly-owned Subsidiary of KCS [Member] Loans Payable [Member] 2011 Loan Agreement [Member]	Dec. 31, 2012 KCS [Member] Management Services Agreement Charges [Member]	Dec. 31, 2011 KCS [Member] Management Services Agreement Charges [Member]	Dec. 31, 2010 KCS [Member] Management Services Agreement Charges [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2014 [Member]	Dec. 31, 2012 KCSR [Member] Services Expense, Through 2014 [Member]	Dec. 31, 2012 KCSR [Member] Services Expense, Through 2014 [Member] Other Current Assets [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2014 [Member] Other Current Assets [Member]	Dec. 31, 2012 KCSR [Member] Services Expense, Through 2014 [Member] Other Assets [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2014 [Member] Other Assets [Member]	Dec. 31, 2010 KCSR [Member] Services Expense, Through 2011 [Member]	Dec. 31, 2011 KCSR [Member] Services Expense, Through 2011 [Member] Other Current Assets [Member]	Dec. 31, 2011 KCSR [Member] Inventory Expense [Member]	Dec. 31, 2012 KCSR [Member] Inventory Expense [Member] Other Current Assets [Member]	Dec. 31, 2011 KCSR [Member] Inventory Expense [Member] Other Current Assets [Member]	Dec. 31, 2012 KCSM Servicios [Member] Employee Services Agreement Charges [Member]	Dec. 31, 2011 Nafta Rail [Member] Terminal Services, Through 2016 [Member]	Dec. 31, 2012 Nafta Rail [Member] Terminal Services, Through 2016 [Member]	Dec. 31, 2012 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Current Assets [Member]	Dec. 31, 2011 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Current Assets [Member]	Dec. 31, 2012 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Assets [Member]	Dec. 31, 2011 Nafta Rail [Member] Terminal Services, Through 2016 [Member] Other Assets [Member]
Related Party Transaction [Line Items]
Debt instrument, maximum borrowing capacity						$ 350,000,000
Debt instrument, maturity date						Sep. 30, 2017				Sep. 30, 2016
Principal amount of debt						48,000,000	39,000,000	9,000,000
Percentage points added to the reference rate									2.00%	2.30%
Related company transaction											25,900,000	27,400,000	28,000,000												131,900,000
Proceeds from issuance of related company debt	52,500,000	0	9,000,000	17,500,000	17,400,000					17,500,000
Prepaid expense transactions														78,200,000						18,400,000		3,000,000				22,300,000
Prepayment discount rate														3.50%						3.50%						3.50%
Prepaid expense														$ 78,200,000	$ 48,500,000	$ 28,400,000	$ 28,000,000	$ 20,100,000	$ 50,200,000		$ 0		$ 1,300,000	$ 3,000,000		$ 20,900,000	$ 15,800,000	$ 5,100,000	$ 5,400,000	$ 10,700,000	$ 15,500,000